Intangible Assets, Amortization Expense (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets, Future Amortization Expense, Current and Five Succeeding Fiscal Years [Abstract]
Year ended December 31, 2014 (actual)	$ 1,370	$ 1,504	$ 1,674
Estimate for year ended December 31,
2015	1,487
2016	1,332
2017	1,208
2018	1,085
2019	125
Finite lived intangible assets [Member]
Finite-Lived Intangible Assets, Future Amortization Expense, Current and Five Succeeding Fiscal Years [Abstract]
Year ended December 31, 2014 (actual)	1,628
Amortized MSRs [Member]
Finite-Lived Intangible Assets, Future Amortization Expense, Current and Five Succeeding Fiscal Years [Abstract]
Year ended December 31, 2014 (actual)	254
Estimate for year ended December 31,
2015	240
2016	202
2017	160
2018	129
2019	113
Core deposit intangibles [Member]
Finite-Lived Intangible Assets, Future Amortization Expense, Current and Five Succeeding Fiscal Years [Abstract]
Year ended December 31, 2014 (actual)	1,113
Estimate for year ended December 31,
2015	1,022
2016	919
2017	851
2018	769
2019	0
Customer relationship and other intangibles [Member]
Finite-Lived Intangible Assets, Future Amortization Expense, Current and Five Succeeding Fiscal Years [Abstract]
Year ended December 31, 2014 (actual)	261
Estimate for year ended December 31,
2015	225
2016	211
2017	197
2018	187
2019	$ 12